Related party transactions - Additional Information (Details) ¥ in Thousands, $ in Thousands						1 Months Ended			12 Months Ended
	Sep. 06, 2019 CNY (¥)	Dec. 05, 2017 CNY (¥)	Dec. 05, 2017 USD ($)	Oct. 31, 2016 CNY (¥)	Oct. 31, 2016 USD ($)	Dec. 31, 2019 CNY (¥)	Sep. 30, 2019 CNY (¥)	Nov. 30, 2018 CNY (¥)	Jun. 30, 2021 CNY (¥) item	Jun. 30, 2021 USD ($) item	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2021 USD ($)	Apr. 30, 2021 CNY (¥)	Jul. 15, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	May 31, 2020 CNY (¥)	Jul. 31, 2019 CNY (¥)
Disclosure of related party [Line Items]
Cash payments for loan made to related party									¥ (41,981)		¥ (34,079)		¥ (4,000)
Cash loans from related parties									4,000		13,000		9,000
Rental expenses											0		33,814
Cash held at a related party finance entity									200,023		502,289
Net deposits/(withdrawals) of cash at a related party finance entity									(302,266)		267,937		(509,067)
Cash payments for term deposits placed with related party finance entity									4,180,615		3,816,762		4,709,697
Cash receipts of maturity of term deposits placed with related party finance entity									3,233,296		4,282,255		3,526,603
Term deposits held by related party									1,898,242		921,601
Interest income on deposits									42,820		24,835		24,331
Interest income receivable from term deposit									29,322		4,478
Interest on lease liabilities									227		3,624		0
Lease liabilities									5,554		3,628
Staff, Start-up Cost and Other Miscellaneous Expense Paid on Behalf of Related Party									14,748		10,253		6,750
Repayment of expenses paid by a related party on behalf of the Group									9,925		9,180		6,656
Staff, Start-up Cost and Other Miscellaneous Expense Paid By Related Party Transactions On Behalf Of Affiliates									4,852		2,958		2,731
Amount Payable For Expenses paid By Related Party On Behalf Of Affiliates									4,807		2,510		4,663
Amounts payable, related party transactions									¥ 58,405		33,011		47,858
Number of schools | item									15	15
Payments to a non-controlling shareholder upon the liquidation of subsidiaries											3,713		0
Cash consideration									¥ 56,866
Capital Contribution, Related Party Transactions									3,560		0		15,000
Nanchang Baishu [Member]
Disclosure of related party [Line Items]
Payments to a non-controlling shareholder upon the liquidation of subsidiaries						¥ 3,713
Haibo Logistics [Member] | Nanchang Baishu [Member]
Disclosure of related party [Line Items]
Dividends Paid to Related Party Transactions							¥ 3,475	¥ 1,407
Zhuji Tianma Boya Training Center Co., Ltd [Member]
Disclosure of related party [Line Items]
Ownership interest acquired																				100.00%
Cash consideration																				¥ 100
Zhuji Yuesheng Management Consulting Co., Ltd [Member]
Disclosure of related party [Line Items]
Ownership interest acquired																			100.00%
Cash consideration																			¥ 100
Ming Kang Hui [Member]
Disclosure of related party [Line Items]
Amount Received By Affiliates on Behalf Of Related Party Transactions									61,764		34,936		46,922
Cash Payments For Purchase Of Healthy Food From Related Parties									111,835
Hailiang Education Investment Group Co Ltd [Member]
Disclosure of related party [Line Items]
Cash loan Due to related party outstanding									¥ 45,543		67,524
Number of schools | item									17	17
Zhenjiang Jianghe High School of Art [Member]
Disclosure of related party [Line Items]
Capital Contribution, Related Party Transactions									¥ 3,560
Operation And Management Service Provided To Managed Schools [Member]
Disclosure of related party [Line Items]
Revenue from rendering of services, related party transactions									11,452		4,622		25,203
Heng Zhong Da Leasehold Improvement Service [Member]
Disclosure of related party [Line Items]
Amounts payable, related party transactions									41,554		45,293
Services received, related party transactions									68,070		118,718		38,520
Mr.Feng [Member]
Disclosure of related party [Line Items]
Amounts payable, related party transactions									22,262		11,977
Cash Payments For Purchase Of Healthy Food From Related Parties													70,045
Capital Contribution, Related Party Transactions													15,000
Mr. Honggen Min [Member] | Haibo Logistics [Member] | Nanchang Baishu [Member]
Disclosure of related party [Line Items]
Rental expenses													1,580
IT Services, Students Physical Examination Services, Travel Services and Other Service [Member]
Disclosure of related party [Line Items]
Amounts payable, related party transactions									15,021		9,160
Services received, related party transactions									23,573		20,364		23,669
Ming Kang Hui Ecological Agriculture Group Co., Ltd. and Zhuji Hailiang Food Co., Ltd
Disclosure of related party [Line Items]
Cash Payments For Purchase Of Healthy Food From Related Parties											75,654
Ming Kang Hui Supermarket Service Fee [Member]
Disclosure of related party [Line Items]
Revenue from rendering of services, related party transactions									6,370		3,423		4,878
Hong Kong Leonit Limited [Member]
Disclosure of related party [Line Items]
Cash payments for loan made to related party				¥ 98,229	$ 14,500				21,981		32,079
Cash loans from related parties		¥ 7,609	$ 1,150	¥ 99,603
Loan offset against the USD loan due | $			$ 1,150
Cash receipts from repayment of advances and loans made to related parties									21,649	$ 3,200	11,850	$ 1,700	12,412	$ 1,820
Cash loan Due from related party outstanding									42,830		69,591				$ 6,630			$ 9,830
Hailiang Finance [Member]
Disclosure of related party [Line Items]
Cash held at a related party finance entity									200,023		502,289
Net deposits/(withdrawals) of cash at a related party finance entity									302,266		267,937		509,067
Cash payments for term deposits placed with related party finance entity									4,180,615		3,816,762		4,709,697
Cash receipts of maturity of term deposits placed with related party finance entity									3,233,296		4,282,255		¥ 3,526,603
Term deposits held by related party									1,898,242		¥ 921,601
Hailiang Finance [Member] | Minimum [member]
Disclosure of related party [Line Items]
Term deposit maturity period											3 months	3 months	3 months	3 months
Haibo Education [Member] | Nanchang Baishu [Member]
Disclosure of related party [Line Items]
Dividends Paid to Related Party Transactions							¥ 17,670	¥ 6,075
Hailiang Investment [Member]
Disclosure of related party [Line Items]
Purchase of right-of-use assets	¥ 524,996								3,509		¥ 4,410
Interest on lease liabilities											3,624
Lease liabilities											529,377
Lease liabilities, unsettled balance									5,554		3,628
Cash consideration									¥ 56,866
Hailiang Investment [Member] | Jinhua Hailiang Foreign Language School
Disclosure of related party [Line Items]
Ownership interest acquired									100.00%						100.00%		100.00%
Cash consideration									¥ 34,000								¥ 34,000
Hailiang Investment [Member] | Feicheng Education Investment
Disclosure of related party [Line Items]
Ownership interest acquired									100.00%						100.00%	100.00%
Cash consideration									¥ 22,866							¥ 22,866
Hailiang Investment [Member] | Jinhua Hailiang Foreign Language School and Feicheng Hailiang Foreign Language School
Disclosure of related party [Line Items]
Cash payments for loan made to related party									20,000		2,000		¥ 4,000
Cash loans from related parties									¥ 4,000		¥ 13,000		¥ 9,000
Borrowings, interest rate									5.145%		5.145%		5.145%		5.145%			5.145%
Hailiang Investment [Member] | Mr.Feng [Member] | Zhuji Hailiang Hospital [Member]
Disclosure of related party [Line Items]
Rental expenses													¥ 31,504
Hailiang Real estate [Member]
Disclosure of related party [Line Items]
Interest on lease liabilities									¥ 227
Lease liabilities									¥ 976
Hailiang Real estate [Member] | Mr.Feng [Member] | Zhuji Hailiang Hospital [Member]
Disclosure of related party [Line Items]
Rental expenses													¥ 730